Accrued expenses and other	9 Months Ended
Sep. 30, 2020
Accrued expenses and other
Accrued expenses and other

3. Accrued expenses and other

Accrued and other current liabilities consist of the following for the periods indicated (in thousands):

	September 30,	December 31,
	2020	2019
Accrued expenses	$1,361	$372
Restructuring accrual	238	2,161
Payroll and related	21	60
Liability for employee rights upon retirement	—	262
	$1,620	$2,855